May 21, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 238 (File No. 333-192858) and Amendment No. 242 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 238 and, under the Investment Company Act of 1940, as amended, Amendment No. 242 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of revising the principal investment strategies and risks of the Knights of Columbus Real Estate Fund (formerly, Knights of Columbus Global Real Estate Fund) (the “Fund”) and the related performance data of the Fund’s sub-adviser and portfolio manager.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian T. London

Brian T. London

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001